Common shares (Details) - USD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Jul. 02, 2018	Jul. 01, 2018	Sep. 05, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Jun. 30, 2016	Jun. 13, 2016	May 31, 2016	May 20, 2016	Dec. 31, 2015	May 10, 2005
Class of Stock [Line Items]
Common stock, shares issued (in shares)	100,000,000	100,000,000				100,000,000		508,444,280		500,944,280
Common stock, value	$ 10	$ 10				$ 10
Share for debt exchange (in shares)				15,684,340
Share for debt exchange	$ 1,080	$ 3,501
Repurchase of shares (in shares)			(4,000,000)
Common shares, authorized						$ 11
Common shares, shares authorized (in shares)	111,111,111					111,111,111.000000
Common shares, par value (in dollars per share)						$ 0.1	$ 2.00		$ 2.00
Number of shares authorized (in shares)	11,111,111
Option agreement, strike price (in NOK per share)			$ 20.30
Predecessor
Class of Stock [Line Items]
Common stock, shares issued (in shares)		508,763,020		508,763,020	508,763,020						493,078,680	6,000
Common stock, value		$ 1,017		$ 1,017	$ 1,017						$ 986
Treasury shares (in shares)		(4,244,080)		(4,244,080)	(4,318,740)						(318,740)
Treasury shares, value		$ (9)		$ (9)	$ (9)						$ (1)
Share for debt exchange (in shares)					15,684,340
Share for debt exchange					$ 31
Repurchase of shares (in shares)					(4,000,000)
Repurchase of shares					$ (8)
Cancellation of shares (in shares)				74,660
Cancellation of Predecessor Company common stock, common stock (in shares)		(508,763,020)
Cancellation of Predecessor Company common stock, common stock		$ (1,017)
Cancellation of Predecessor Company common stock, treasury shares (in shares)		4,244,080
Cancellation of Predecessor Company common stock, treasury shares		$ 9
Common shares, shares authorized (in shares)				800,000,000
Common shares, par value (in dollars per share)				$ 2.00								$ 2